-----------------------------------
                                                                    OMB APPROVAL
                                             -----------------------------------
                                             -----------------------------------
                                             OMB Number:           3235-0006
                                             Expires:      December 31, 2006
                                             Estimated average burden
                                             hours per response.............22.8
                                             -----------------------------------
                                             -----------------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [   ]; Amendment Number:

         This Amendment (Check only one.):   [ ] is a restatement.

                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Bluecrest Capital Management Limited
Address:          40 Grosvenor Place, London, SW1X 7AW


Form 13F File Number:  028-11935

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark Jessop
Title:   Operations Manager
Phone:   + 44 (0) 20 3180 5804

Signature, Place, and Date of Signing:

/s/ Mark Jessop                      London, UK               February 13, 2008
---------------------------       --------------------    ----------------------
        [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                               N/A
                                                                 ---

Form 13F Information Table Entry Total:                           50
                                                                  --

Form 13F Information Table Value Total:                      $52,201
                                                             -------
                                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.               Form 13F File Number               Name
         ---------         -----------------------            ------------------

                                              Bluecrest Capital Management Limited
                                                   Form 13F Information Table
                                                 Quarter ended December 31, 2007


                                      Fair
                                      Market                                   Investment Discretion            Voting Authority
               Title                  Value       Shares or                    ---------------------            ----------------
               of          Cusip      (in         Principal  SH/    Put/          Shared-  Shared- Other
Issuer         Class       Number     thousands)  Amount     PRN    Call    Sole  Defined  Other   Mngrs**   Sole    Shared  None
------         -----       ------     ----------  ------     ---    ----    ----  -------  -----   -------   ----    ------  ----
---------------------------------------------------------------------------------------------------------------------------------
AFFILIATED     CL A        008190100      $655       14,679  SH               X                             14,679
COMPUTER
SERVICES
---------------------------------------------------------------------------------------------------------------------------------
AIRMEDIA       SPONSORED   009411109      $889       38,000  SH               X                             38,000
GROUP INC      ADR
---------------------------------------------------------------------------------------------------------------------------------
ALLIED WASTE   COM         019589308      $619       56,276  SH               X                             56,276
INDUSTRIES     PAR
INC            $.01NEW
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN       COM         025816109      $527       10,381  SH               X                             10,381
EXPRESS CO
---------------------------------------------------------------------------------------------------------------------------------
APPLE INC      COM         037833100    $1,398        7,000  SH               X                              7,000
---------------------------------------------------------------------------------------------------------------------------------
APPLE INC      COM         037833100        $1       60,000  SH     PUT       X                             60,000
---------------------------------------------------------------------------------------------------------------------------------
AXIS CAPITAL   SHS         G0692U109      $296        7,464  SH               X                              7,464
HOLDINGS
---------------------------------------------------------------------------------------------------------------------------------
BLOCK H&R INC  COM         093671105      $641       35,449  SH               X                             35,449
---------------------------------------------------------------------------------------------------------------------------------
CEMEX SAB      SPON        151290889    $5,785      218,300  SH               X                             218,300
DE CV          ADR
               NEW
---------------------------------------------------------------------------------------------------------------------------------
COMPANHIA      SP ADR      204409601    $1,715       92,750  SH               X                             92,750
ENERGETICA     N-V PFD
DE MINA
---------------------------------------------------------------------------------------------------------------------------------
CME GROUP      COM         12572Q105    $5,487        8,040  SH               X                              8,040
INC
---------------------------------------------------------------------------------------------------------------------------------
COMPELLENT     COM         20452A108      $250       20,000  SH               X                             20,000
TECHNOLOGIES
INC
---------------------------------------------------------------------------------------------------------------------------------
DELL INC       COM         24702R101      $687       27,553  SH               X                             27,553
---------------------------------------------------------------------------------------------------------------------------------
DUPONT FABROS  COM         26613Q106      $199       10,000  SH               X                             10,000
TECHNOLOGY
INC
---------------------------------------------------------------------------------------------------------------------------------
ENERNOC INC    COM         292764107    $1,315       26,447  SH               X                             26,447
---------------------------------------------------------------------------------------------------------------------------------
FEDERAL NATL   COM         313586109      $129      100,000  SH     CALL      X                                              NONE
MTG ASSN
---------------------------------------------------------------------------------------------------------------------------------
FEDERATED INVS CL B        314211103      $627       15,251  SH               X                             15,251
INC PA
---------------------------------------------------------------------------------------------------------------------------------
FLEXTRONICS    ORD         Y2573F102      $276       22,798  SH               X                             22,798
INTL LTD
---------------------------------------------------------------------------------------------------------------------------------
FOREST OIL     COM         346091705      $422        8,191  SH               X                              8,191
CORP           PAR
               $0.01
---------------------------------------------------------------------------------------------------------------------------------

                                              Bluecrest Capital Management Limited
                                                   Form 13F Information Table
                                                 Quarter ended December 31, 2007


                                      Fair
                                      Market                                   Investment Discretion            Voting Authority
               Title                  Value       Shares or                    ---------------------            ----------------
               of          Cusip      (in         Principal  SH/    Put/          Shared-  Shared- Other
Issuer         Class       Number     thousands)  Amount     PRN    Call    Sole  Defined  Other   Mngrs**   Sole    Shared  None
------         -----       ------     ----------  ------     ---    ----    ----  -------  -----   -------   ----    ------  ----
---------------------------------------------------------------------------------------------------------------------------------
FREEPORT-      COM         35671D857      $627        6,000  SH               X                              6,000
MCMORAN
COPPER & GO
---------------------------------------------------------------------------------------------------------------------------------
FREEPORT-      COM         35671D857        $6       40,000  SH     CALL      X                                              NONE
MCMORAN
COPPER & GO
---------------------------------------------------------------------------------------------------------------------------------
GANNETT INC    COM         364730101      $380        9,952  SH               X                              9,952
---------------------------------------------------------------------------------------------------------------------------------
GENCO SHIPPING SHS         Y2685T107      $429        7,578  SH               X                              7,578
AND TRADING
LTD
---------------------------------------------------------------------------------------------------------------------------------
GRUPO TELEVISA SP ADR      40049J206      $208        8,740  SH               X                              8,740
SA DE CV       REP ORD
---------------------------------------------------------------------------------------------------------------------------------
I SHARES TR    MSCI        464287234    $5,035       33,100  SH               X                             33,100
               EMERG
               MKT
---------------------------------------------------------------------------------------------------------------------------------
I SHARES TR    MSCI        464287234      $338      313,087  SH     CALL      X                                              NONE
               EMERG
               MKT
---------------------------------------------------------------------------------------------------------------------------------
I SHARES TR    MSCI        464286400      $503      259,740  SH     PUT       X                                              NONE
               BRAZIL
---------------------------------------------------------------------------------------------------------------------------------
I SHARES TR    MSCI        464287234      $461      135,816  SH     PUT       X                                              NONE
               EMERG
               MKT
---------------------------------------------------------------------------------------------------------------------------------
JABIL CIRCUIT  COM         466313103      $291       19,191  SH               X                             19,191
INC
---------------------------------------------------------------------------------------------------------------------------------
LEXMARK INTL   CL A        529771107      $199        5,604  SH               X                              5,604
NEW
---------------------------------------------------------------------------------------------------------------------------------
LINCARE HLDGS  COM         532791100      $539       15,251  SH               X                             15,251
INC
---------------------------------------------------------------------------------------------------------------------------------
MAGNA INTL INC CL A        559222401      $542        6,711  SH               X                              6,711
---------------------------------------------------------------------------------------------------------------------------------
MARRIOTT INTL  CL A        571903202       $25      100,000  SH     CALL      X                                              NONE
INC NEW
---------------------------------------------------------------------------------------------------------------------------------
MIRANT CORP    COM         60467R100      $386        9,915  SH               X                              9,915
NEW
---------------------------------------------------------------------------------------------------------------------------------
MOLECULAR      COM         60852M104      $222       24,671  SH               X                             24,671
INSIGHT
PHARM INC
---------------------------------------------------------------------------------------------------------------------------------
NII HOLDINGS   CL B        62913F201    $3,693       77,600  SH               X                             77,600
INC            NEW
---------------------------------------------------------------------------------------------------------------------------------
NOAH ED HLDGS  ADR         65487R303      $116       13,750  SH               X                             13,750
LTD
---------------------------------------------------------------------------------------------------------------------------------
OSHKOSH TRUCK  COM         688239201      $578       12,061  SH               X                             12,061
CORP
---------------------------------------------------------------------------------------------------------------------------------
PETROLEO       SPONSORED   71654V408     $7,017      59,660  SH               X                             59,660
BRASILEIRO     ADR
SA PETRO
---------------------------------------------------------------------------------------------------------------------------------

                                              Bluecrest Capital Management Limited
                                                   Form 13F Information Table
                                                 Quarter ended December 31, 2007


                                      Fair
                                      Market                                   Investment Discretion            Voting Authority
               Title                  Value       Shares or                    ---------------------            ----------------
               of          Cusip      (in         Principal  SH/    Put/          Shared-  Shared- Other
Issuer         Class       Number     thousands)  Amount     PRN    Call    Sole  Defined  Other   Mngrs**   Sole    Shared  None
------         -----       ------     ----------  ------     ---    ----    ----  -------  -----   -------   ----    ------  ----
---------------------------------------------------------------------------------------------------------------------------------
PROSHARES TR   ULTRASHRT   74347R628      $852        8,400  SH               X                              8,400
               FINL
---------------------------------------------------------------------------------------------------------------------------------
RITE AID CORP  COM         767754104      $243       86,695  SH               X                             86,695
---------------------------------------------------------------------------------------------------------------------------------
SHERWIN        COM         824348106      $438        7,612  SH               X                              7,612
WILLIAMS CO
---------------------------------------------------------------------------------------------------------------------------------
TD AMERITRADE  COM         87236Y108      $481       24,028  SH               X                             24,028
HLDG CORP
---------------------------------------------------------------------------------------------------------------------------------
TELLABS INC    COM         879664100    $3,795      566,458  SH               X                             566,458
---------------------------------------------------------------------------------------------------------------------------------
TELLABS INC    COM         879664100    $1,053    1,000,000  SH     PUT       X                                              NONE
---------------------------------------------------------------------------------------------------------------------------------
TRINITY INDS
INC            COM         896522109      $263        9,177  SH               X                              9,177
---------------------------------------------------------------------------------------------------------------------------------
TURKCELL       SPON ADR    900111204       $75        2,700  SH               X                              2,700
ILETISIM       NEW
HIZMETLERI
---------------------------------------------------------------------------------------------------------------------------------
VANCEINFO      ADR         921564100      $450       50,000  SH               X                             50,000
TECHNOLOGIES
INC
---------------------------------------------------------------------------------------------------------------------------------
WAL MART       COM         931142103      $679       14,143  SH               X                             14,143
STORES
---------------------------------------------------------------------------------------------------------------------------------
WESCO INTL INC COM         95082P105      $359        9,173  SH               X                              9,173
---------------------------------------------------------------------------------------------------------------------------------

Total Fair                             $52,201
Market Value
(in thousands)